ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2021	2020
Provision for environmental liabilities	575,709	297,094
Current	231,711	125,992
Non-current	343,998	171,102